EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings (loss) per share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2025		2024
	Basic	Diluted	Basic	Diluted
Net income	$7,154	$7,154	$3,088	$3,088
Net income attributable to non-controlling interests	(2,161)	(2,161)	(944)	(944)
Net income attributable to the equity holders of Barrick Mining Corporation	$4,993	$4,993	$2,144	$2,144
Weighted average shares outstanding	1,707	1,707	1,751	1,751
Basic and diluted earnings per share data attributable to the equity holders of Barrick Mining Corporation	$2.93	$2.93	$1.22	$1.22